Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS II, INC
Entity Central Index Key	0000049905
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000011236 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class A
Trading Symbol	HGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.07%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011238 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class C
Trading Symbol	HGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.87%
^	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.87%	[2]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035166 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class I
Trading Symbol	HGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.84%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[3]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	HGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.44%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.44%	[4]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	HGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.13%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[5]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040920 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	HGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.84%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[6]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148302 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	HGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.74%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[7]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011243 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class Y
Trading Symbol	HGOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.82%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[8]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185805 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class F
Trading Symbol	HGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.74%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[9]
Net Assets	$ 5,152,750,136
Holdings Count | Holding	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011245 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63*	1.36%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 63	[10]
Expense Ratio, Percent	1.36%	[10],[11]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011247 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99*	2.14%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 99	[12]
Expense Ratio, Percent	2.14%	[12],[13]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035167 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47*	1.01%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 47	[14]
Expense Ratio, Percent	1.01%	[14],[15]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040921 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	HSLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74*	1.60%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 74	[16]
Expense Ratio, Percent	1.60%	[16],[17]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040922 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R4
Trading Symbol	HSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61*	1.32%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 61	[18]
Expense Ratio, Percent	1.32%	[18],[19]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040923 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	HSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$47*	1.01%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 47	[20]
Expense Ratio, Percent	1.01%	[20],[21]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148303 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	HSLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[22]
Expense Ratio, Percent	0.90%	[22],[23]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011252 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	HSLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45*	0.97%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[24]
Expense Ratio, Percent	0.97%	[24],[25]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185807 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class F
Trading Symbol	HSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[26]
Expense Ratio, Percent	0.90%	[26],[27]
Net Assets	$ 266,918,903
Holdings Count | Holding	153
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172557 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	SMDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.15%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%	[28]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172558 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	HFDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.92%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.92%	[29]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172559 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	SMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$44	0.91%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[30]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172560 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R3
Trading Symbol	HFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$73	1.51%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.51%	[31]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172561 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R4
Trading Symbol	HFDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.22%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%	[32]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172562 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R5
Trading Symbol	HFDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.92%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%	[33]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class Y
Trading Symbol	HFDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.91%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[34]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185815 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class F
Trading Symbol	HFDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.80%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[35]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172564 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$39	0.80%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[36]
Net Assets	$ 927,922,100
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172566 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class A
Trading Symbol	STWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$35	0.71%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[37]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class C
Trading Symbol	HFKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.59%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.59%	[38]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172568 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class I
Trading Symbol	STWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$24	0.49%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[39]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class Y
Trading Symbol	HFKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[40]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185817 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class F
Trading Symbol	HFKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[41]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class SDR
Trading Symbol	HFKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[42]
Net Assets	$ 1,092,986,483
Holdings Count | Holding	215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172570 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$70	1.41%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%	[43]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172571 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HHHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	2.08%
^	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.08%	[44]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172572 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	SEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.14%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[45]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172573 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HHHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$80	1.62%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 80	[46]
Expense Ratio, Percent	1.62%	[46],[47]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172574 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HHHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$68	1.38%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%	[48]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172575 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HHHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$54	1.09%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[49]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172576 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	1.08%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[50]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185819 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HHHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.97%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[51]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172577 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class SDR
Trading Symbol	SEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$48	0.97%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[52]
Net Assets	$ 5,305,315,811
Holdings Count | Holding	108
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172578 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SMSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[53]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172579 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	HFZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.70%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[54]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172580 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class I
Trading Symbol	SMSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$30	0.60%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[55]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172581 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R3
Trading Symbol	HFZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$59	1.17%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[56]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172582 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R4
Trading Symbol	HFZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$44	0.87%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[57]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172583 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R5
Trading Symbol	HFZTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[58]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172584 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class Y
Trading Symbol	HFZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.55%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[59]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185821 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class F
Trading Symbol	HFZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[60]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172585 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class SDR
Trading Symbol	SMSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[61]
Net Assets	$ 24,670,201
Holdings Count | Holding	206
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class A
Trading Symbol	SCVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[62]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class C
Trading Symbol	HSWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.80%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%	[63]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172604 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class I
Trading Symbol	SCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[64]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172605 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R3
Trading Symbol	HSWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.36%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%	[65]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172606 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R4
Trading Symbol	HSWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56	1.10%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[66]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172607 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R5
Trading Symbol	HSWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.80%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[67]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172608 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class Y
Trading Symbol	HSWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[68]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185827 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class F
Trading Symbol	HSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[69]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172609 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class SDR
Trading Symbol	SCIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[70]
Net Assets	$ 7,666,578,743
Holdings Count | Holding	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172610 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class A
Trading Symbol	SIDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.12%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[71]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172611 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class C
Trading Symbol	HFYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.87%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[72]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class I
Trading Symbol	SIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.87%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[73]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R3
Trading Symbol	HFYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$73	1.39%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 73	[74]
Expense Ratio, Percent	1.39%	[74],[75]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172614 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R4
Trading Symbol	HFYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.17%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[76]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172615 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R5
Trading Symbol	HFYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$46	0.87%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[77]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class Y
Trading Symbol	HFYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.85%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[78]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185829 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class F
Trading Symbol	HFYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.75%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[79]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class SDR
Trading Symbol	SIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$39	0.75%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[80]
Net Assets	$ 2,158,695,780
Holdings Count | Holding	485
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	SCUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$64	1.35%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%	[81]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class C
Trading Symbol	HOOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	2.10%
^	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.10%	[82]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172620 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	SCUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	1.10%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[83]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172621 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	HOORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.65%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.65%	[84]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	HOOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$64	1.35%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%	[85]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	HOOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$50	1.05%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[86]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	HOOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$50	1.05%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[87]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185831 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class F
Trading Symbol	HOOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.95%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[88]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172625 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SCURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$45	0.95%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[89]
Net Assets	$ 186,804,188
Holdings Count | Holding	82
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218469 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class A
Trading Symbol	HSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$71	1.45%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%	[90]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218471 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class C
Trading Symbol	HSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.25%
^	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.25%	[91]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218472 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class I
Trading Symbol	HSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.15%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[92]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218467 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class Y
Trading Symbol	HSHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	1.11%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[93]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218470 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class F
Trading Symbol	HSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.99%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[94]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218468 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class SDR
Trading Symbol	HSHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$48	0.99%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[95]
Net Assets	$ 16,393,457
Holdings Count | Holding	62
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000230639 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class I
Trading Symbol	HSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$26	0.51%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[96]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230641 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	HSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$39	0.78%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 39	[97]
Expense Ratio, Percent	0.78%	[97],[98]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230640 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	HSSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$35	0.69%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 35	[99]
Expense Ratio, Percent	0.69%	[99],[100]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230642 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	HSADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[101]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230638 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$20	0.40%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[102]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class F
Trading Symbol	HSSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[103]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class SDR
Trading Symbol	SCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[104]
Net Assets	$ 81,995,499
Holdings Count | Holding	187
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000236150 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class A
Trading Symbol	HSXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class A	$65	1.29%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 65	[105]
Expense Ratio, Percent	1.29%	[105],[106]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236151 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class C
Trading Symbol	HSXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class C	$81	1.61%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 81	[107]
Expense Ratio, Percent	1.61%	[107],[108]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236152 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class I
Trading Symbol	HSXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class I	$50	0.99%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 50	[109]
Expense Ratio, Percent	0.99%	[109],[110]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236149 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class Y
Trading Symbol	HSXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class Y	$47	0.94%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 47	[111]
Expense Ratio, Percent	0.94%	[111],[112]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class F
Trading Symbol	HSXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.89%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[113]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000230693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class SDR
Trading Symbol	HSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$45	0.89%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[114]
Net Assets	$ 56,488,742
Holdings Count | Holding	335
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247960 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class A
Trading Symbol	HFAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.15%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[115]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247961 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class C
Trading Symbol	HFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class C	$57	1.08%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 57	[116]
Expense Ratio, Percent	1.08%	[116],[117]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236224 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class I
Trading Symbol	HFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.85%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[118]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247962 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class R5
Trading Symbol	HFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[119]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247959 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class Y
Trading Symbol	HFAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[120]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247958 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class F
Trading Symbol	HFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[121]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236223 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class SDR
Trading Symbol	HFSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[122]
Net Assets	$ 99,272,220
Holdings Count | Holding	56
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000244676 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Growth Fund (Consolidated)
Class Name	Class I
Trading Symbol	HFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Schroders Diversified Opportunities Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 40	[123]
Expense Ratio, Percent	0.80%	[123],[124]
Net Assets	$ 126,553,101
Holdings Count | Holding	633
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$126,553,101
Total number of portfolio holdings	633
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.7%
Exchange-Traded Funds	24.3%
U.S. Government Agencies^	6.1%
Preferred Stocks	0.1%
Short-Term Investments	11.5%
Other Assets & Liabilities	4.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000244677 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Growth Fund (Consolidated)
Class Name	Class SDR
Trading Symbol	HFSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Schroders Diversified Opportunities Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$32*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 32	[125]
Expense Ratio, Percent	0.65%	[125],[126]
Net Assets	$ 126,553,101
Holdings Count | Holding	633
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$126,553,101
Total number of portfolio holdings	633
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.7%
Exchange-Traded Funds	24.3%
U.S. Government Agencies^	6.1%
Preferred Stocks	0.1%
Short-Term Investments	11.5%
Other Assets & Liabilities	4.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

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[46]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
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[74]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
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[96]	Annualized.
[97]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[98]	Annualized.
[99]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
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[105]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
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[107]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[108]	Annualized.
[109]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[110]	Annualized.
[111]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[112]	Annualized.
[113]	Annualized.
[114]	Annualized.
[115]	Annualized.
[116]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[117]	Annualized.
[118]	Annualized.
[119]	Annualized.
[120]	Annualized.
[121]	Annualized.
[122]	Annualized.
[123]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[124]	Annualized.
[125]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[126]	Annualized.